Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 548,259	$ 2,118,533
Accounts receivable - oil and gas sales	1,130,058	436,830
Prepaid expenses	221,109	23,077
Total current assets	1,899,426	2,578,440
Deposits	35,000	25,000
Property and equipment, net	452,333
Oil and gas properties, net, successful efforts method	27,111,242	13,249,367
Total assets	29,498,001	15,852,807
Current liabilities:
Accounts payable and accrued liabilities	297,051	84,691
Payable to affiliate companies	817,504
Notes payable to directors	1,300,000
Accrued joint interest billings payable	11,960,069	3,734,405
Total current liabilities	14,374,624	3,819,096
Note payable to officer	3,007,170	3,007,170
Deferred taxes	327,885
Asset retirement obligation	24,883	21,171
Total liabilities	17,734,562	6,847,437
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.001 par value, authorized 5,000,000 and none issued and outstanding
Ordinary shares, $0.001 par value, authorized 50,000,000 shares; 5,020,303 and 4,829,826 issued and outstanding	5,020	4,830
Additional paid-in-capital	10,628,527	8,488,970
Retained earnings	1,129,892	511,570
Total shareholders' equity	11,763,439	9,005,370
Total liabilities and shareholders' equity	$ 29,498,001	$ 15,852,807